Cover	Sep. 04, 2019
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 04, 2019
Entity File Number	001-11486
Entity Registrant Name	CONNECTONE BANCORP, INC.
Entity Central Index Key	0000712771
Entity Tax Identification Number	52-1273725
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	301 Sylvan Avenue
Entity Address, City or Town	Englewood Cliffs
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07632
City Area Code	844
Local Phone Number	266-2548
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	CNOB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Elected Not To Use the Extended Transition Period	false